Share-Based Awards (Details) - USD ($) $ in Thousands																	1 Months Ended						12 Months Ended
		May 31, 2023	Jan. 01, 2023	Nov. 30, 2022	Aug. 30, 2022	Mar. 01, 2022	Feb. 11, 2022	Jan. 27, 2022	Jan. 01, 2022	Jul. 01, 2021	Feb. 26, 2021	Jan. 27, 2021	Aug. 03, 2020	Aug. 12, 2019	Sep. 22, 2016	Jan. 28, 2015	Oct. 31, 2021	Nov. 27, 2020	Apr. 27, 2020	Jul. 31, 2019	Dec. 31, 2018	Jan. 31, 2015	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Awards (Details) [Line Items]
Ordinary shares vesting period															4 years							5 years
Number of granted share																							6,655,170	8,822,010	6,261,100
Granted shares																								716,420	820,000
Dividend rate	[1]																							0.00%	0.00%
Unrecognized share-based compensation expenses (in Dollars)																							$ 353
Common Stock [Member]
Share-Based Awards (Details) [Line Items]
Dividend rate																							0.00%
2019 Plan [Member]
Share-Based Awards (Details) [Line Items]
Granted shares							616,420										140,000
2018 Stock Option Scheme [Member]
Share-Based Awards (Details) [Line Items]
Maximum aggregate number of ordinary shares can be issued																					55,980,360
Granted shares													1,000,000	5,414,300				200,000	4,963,017		12,187,420
Revised 2018 [Member]
Share-Based Awards (Details) [Line Items]
Maximum aggregate number of ordinary shares can be issued																				40,147,720
Granted shares						100,000				680,000
Restricted Stock [Member]
Share-Based Awards (Details) [Line Items]
Ordinary shares vesting period															4 years	5 years
Unrecognized share-based compensation expenses (in Dollars)																							$ 1,123
Restricted Stock [Member] | 2019 Plan [Member]
Share-Based Awards (Details) [Line Items]
Number of granted share		5,530,000	1,125,170	2,000,000	6,485,990			172,500	163,520	239,600	3,304,000	2,717,500
Total number of shares issued and outstanding rate																				1.00%

[1]	Expected dividend yield is assumed to be 0% as the Company has no history or expectation of paying dividend on its ordinary shares.